ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer
10. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group's revenue recognition policy.

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2017	2018
Customer A	$994,196	$15,827,579
Customer B	-	1,017,427
Customer C	4,651,317	-
Customer D	2,856,363	-
Customer E	2,291,448	-
Others	5,584,200	637,934
Total	$16,377,524	$17,482,940
Less: Advances from customers – short-term portion	$16,377,524	$10,213,940
Advances from customers – long-term portion	$-	$7,269,000